Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).
The Company’s cash equivalents are classified using Level 1 inputs within the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. None of the Company’s non-financial
assets or liabilities are recorded at fair value on a
non-recurring
basis. No transfers between levels have occurred during the periods presented.
The Company estimates the fair value of preferred stock warrants at the time of issuance and subsequent remeasurement using the Black-Scholes option pricing model at each reporting date, based on the following inputs: the risk-free interest rates; the expected dividend rates; the remaining contractual life of the warrants; the fair value of the underlying stock; and the expected volatility of the price of the underlying stock. The estimates are based, in part, on subjective assumptions and could differ materially in the future. Changes to these assumptions as well as the fair value of the Company’s stock on the reporting date can have a significant impact on the fair value of the preferred stock warrant liability.
The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of June 30, 2021 and December 31, 2020 (in thousands):

		Fair Value Measurements Using
	June 30, 2021	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$10,880	$10,880	$—	$—

Total assets	$10,880	$10,880	$—	$—

Liabilities
Preferred stock warrant liability	$780	$—	$—	$780

Total liabilities	$780	$—	$—	$780

		Fair Value Measurements Using
	December 31, 202 0	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$15,216	$15,216	$—	$—

Total assets	$15,216	$15,216	$—	$—

Liabilities
Preferred stock warrant liability	$433	$—	$—	$433

Total liabilities	$433	$—	$—	$433

The preferred stock warranty liability is measured at fair value, using a combination of observable and unobservable inputs. The change in fair value of the preferred stock warrant liability is recorded in Other income (expense) on the statement of operations and comprehensive income (loss). The following key assumptions were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option pricing model as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Fair value of Series C convertible preferred stock	$0.80	$0.70
Expected volatility	96.4% - 97.6%	96.3%
Risk-free interest rate	1.2% - 1.5%	0.7%
Expected term (in years)	7.2 - 9.7	7.7
Expected dividend yield	—	—
The following table presents activity for the preferred stock warrant liability measured at fair value using significant unobservable Level 3 inputs during the six months ended June 30, 2021 and 2020 (in thousands):

Series C Preferred Stock Warrant Liability

Balance at December 31, 2019	$442
Change in fair value	72

Balance at June 30, 2020	$514

Balance at December 31, 2020	$433
Issuance of new warrants	271
Change in fair value	76

Balance at June 30, 2021	$780